Capital and other commitments	6 Months Ended
Dec. 31, 2025
Capital and other commitments [Abstract]
Capital and other commitments
Note 29. Capital and other commitments

	31-Dec-25	30-Jun-25
	$’000	$’000
Payable within one year
Water rights	1,594	1,336
Non-cancellable lease commitments	190	261
Exploration and evaluation expenditure commitments	-	317

	1,784	1,914
Payable after one year but not later than five years
Water rights	5,392	4,971
Non-cancellable lease commitments	163	288
Exploration and evaluation expenditure commitments	-	317

	5,555	5,576
Payable later than five years
Water rights	9,143	9,116
Non-cancellable lease commitments	-	-
Exploration and evaluation expenditure commitments	-	-
	9,143	9,116

Water rights

The Company has secured water rights via exclusive options to enter into long-term leases. In addition, there is an option to purchase these water rights and associated land at any time at the Company’s sole election. This is a discretionary purchase and is excluded from the commitments disclosed above.

Non-cancellable lease commitments

Included within non-cancellable lease commitments is the lease of a neighbouring property to the Rhyolite Ridge Lithium-Boron Project. The Company has entered an option agreement to purchase this property. The cost of this discretionary purchase is excluded from the commitments disclosed above.

Exploration licence expenditure requirements

In order to maintain the Company’s tenements in good standing with various mines departments and comply with the underlying option agreements, the Company will be required to pay annual claim maintenance fees. It is likely that the granting of new licenses and changes in license areas at renewal or expiry will change the expenditure commitment to the Company from time to time.